SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details) - Jet Ai Inc [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Risk-free interest rate,Minimum	3.55%	1.43%
Risk-free interest rate,Maximum	3.94%	4.10%
Expected volatility	90.00%	80.00%
Annual dividend yield	0.00%	0.00%
Per share grant date fair value	$ 4.61	$ 17.47
Minimum [Member]
Expected term	6 years	6 years
Maximum [Member]
Expected term	10 years	10 years